UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-22652
                                                    -----------

                      First Trust Variable Insurance Trust
         -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         -------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         -------------------------------------------------------------
                    (Name and address of agent for service)

        registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: December 31
                                              -------------

                    Date of reporting period: June 30, 2012
                                             ---------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                      FIRST TRUST VARIABLE INSURANCE TRUST
                               SEMI-ANNUAL REPORT
            FOR THE PERIOD MAY 1, 2012 (COMMENCEMENT OF OPERATIONS)
                             THROUGH JUNE 30, 2012

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                      FIRST TRUST VARIABLE INSURANCE TRUST
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2012

Shareholder Letter.........................................................   1
Market Overview............................................................   2
Performance Summary and Portfolio Components...............................   4
Understanding Your Fund Expenses...........................................   6
Portfolio of Investments...................................................   7
Statement of Assets and Liabilities........................................  13
Statement of Operations....................................................  14
Statement of Changes in Net Assets.........................................  15
Financial Highlights.......................................................  16
Notes to Financial Statements..............................................  17
Additional Information.....................................................  22



                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust Variable Insurance Trust (the "Trust") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the First Trust/Dow Jones Dividend & Income Allocation Portfolio (the "Fund"), a series of the Trust, will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See "Risk Considerations" in the Notes to Financial Statements for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns and net asset value will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the portfolio commentary by the portfolio management team of the Fund, you may obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of First Trust are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
 SHAREHOLDER LETTER
--------------------------------------------------------------------------------


                      FIRST TRUST VARIABLE INSURANCE TRUST
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 JUNE 30, 2012


Dear Shareholders:

I am pleased to present you with the semi-annual report for your investment in First Trust Variable Insurance Trust (the "Trust").

The report you hold contains detailed information about the initial series of the Trust, First Trust/Dow Jones Dividend & Income Allocation Portfolio, over the period ended June 30, 2012. It contains a market overview and a performance analysis for the period. I encourage you to read this document and discuss it with your financial advisor. A successful investor is also typically a knowledgeable one, as we have found to be the case at First Trust.

First Trust remains committed to being a long-term investor and investment manager and to bringing you quality financial solutions regardless of market ups and downs. We have always believed that there are two ways to attain success in reaching your financial goals: staying invested in quality products and having a long-term investment horizon. We are committed to this approach in the products we manage or supervise and offer to investors.

First Trust offers a variety of products that we believe could fit many financial plans to help investors seeking long-term investment success. We encourage you to talk to your advisor about the other investments First Trust offers that might also fit your financial goals and to discuss those goals with your advisor regularly so that he or she can help keep you on track.

First Trust will continue to make available up-to-date information about your investment so you and your financial advisor are current on what you own. We value our relationship with you, and thank you for the opportunity to assist you in achieving your financial goals. I look forward to the remainder of 2012 and to the next edition of your Fund's report.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees of First Trust Variable Insurance Trust and Chief Executive Officer of First Trust Advisors L.P.

[PHOTO OMMITTED]      ROBERT F. CAREY, CFA
                      SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
                      FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has over 22 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC and WBBM Radio and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.

--------------------------------------------------------------------------------
MARKET OVERVIEW
--------------------------------------------------------------------------------


STATE OF THE ECONOMY/INVESTING

U.S. and global economic activity decelerated from Q1'12 to Q2'12. While the GDP growth rate in the U.S. was a modest 2.0% (annualized) in Q1'12 (average was 2.6% over past 20 years), the outlook for job creation was encouraging as nonfarm payrolls grew by an average of 225,667 jobs per month. It appears, however, that the intentional tempering of growth in China and the recessionary climate in parts of Europe, stemming from the sovereign debt crisis predominantly in Greece, Spain and Italy, provided a drag on growth in Q2'12. GDP growth in the U.S. in Q2'12 fell to 1.5% (annualized) and growth in nonfarm payrolls declined to just 75,000 per month. We believe, and have written about this on a number of occasions over the past year, that policymakers in the U.S. and in the European Union have held the markets and economic activity hostage by playing politics with their respective burgeoning debt problems. In other words, policymakers have been too slow to act, in our opinion. With this being an election year in the U.S., investors may not get the guidance they are seeking until after the first week of November. That being said, we do believe that the debt problems, at least for the near-term, can be remedied.

The Blue Chip Economic Indicators survey in June revealed a 2012 U.S. Gross Domestic Product (GDP) forecast of 2.1%. Economists see GDP growth accelerating to 2.6% in 2013. Brian Wesbury, Chief Economist at First Trust Advisors, has a more bullish target of 2.5% for 2012 and 3.2% for 2013. The International Monetary Fund (IMF) continues to forecast better economic times for emerging nations than developed nations. In July, the IMF estimated that the GDP growth rate for the "Emerging & Developing Economies" would be 5.6% in 2012 and 5.9% in 2013, compared to 1.4% (2012) and 1.9% (2013) for "Advanced Economies."

EQUITIES

All of the major U.S. stock indices posted solid returns in the first half of 2012. The Dow Jones U.S. Total Market Index posted a total return of 9.42%, according to Bloomberg. The index, however, declined by 2.47%, on a total return basis from the end of April through the end of June. The First Trust Variable Insurance Trust was launched May 1, 2012. Stocks sold off in response to some of the softer economic data mentioned above. The number one Lipper U.S. Diversified Equity Classification category (open-end mutual funds) for net new cash inflows in the first half of 2012 was Equity Income, at $15.5 billion, according to Strategic Insight. The $15.5 billion was up from the $13.5 billion of net inflows in the first half of 2011.

The McGraw-Hill Companies and CME Group announced the launch of the S&P Dow Jones Indices at the start of July. The S&P Dow Jones Indices announced that Q2'12 dividend net increases from approximately 10,000 U.S. traded issues totaled a record $12 billion. In Q2'12, 505 companies increased their dividend payouts, up 13.7% over the 444 increases in Q2'11. The number of companies decreasing their dividend payouts rose from 21 in Q2'11 to 37. The dividend payout rate, which has historically averaged 52%, remained low, at 31%. This implies that companies have the potential to increase payouts moving forward.

BONDS

The economic climate in the U.S. remains ideal, in our opinion, for investment grade fixed-income securities. GDP growth, while positive, has not been strong enough to push inflation higher. In fact, the Consumer Price Index (Headline
Rate) actually fell from 3.0% in December to 1.7% in June 2012, according to the Bureau of Labor Statistics. GDP growth has been strong enough to sustain

--------------------------------------------------------------------------------
                         MARKET OVERVIEW - (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST VARIABLE INSURANCE TRUST
                               SEMI-ANNUAL REPORT


corporate profits, which, in turn, provides the vast majority of companies with enough cash flow to cover their interest obligations. The Dow Jones Corporate Bond Index posted a total return of 5.36% in the first half of 2012, according to Bloomberg. The index posted a total return of 1.56% from the end of April through the end of June.

Cash flows into the Lipper Intermediate Investment Grade Debt Classification and Corporate Debt Classification categories (open-end mutual funds) were extremely strong in the first half of 2012. Net new cash inflows into Intermediate Investment Grade funds totaled $36.1 billion, up from $2.6 billion in the first half of 2011, according to Strategic Insight. Net new cash inflows into Corporate Debt funds totaled $12.9 billion, up from $3.4 billion in the first half of 2011.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS
--------------------------------------------------------------------------------

                      FIRST TRUST VARIABLE INSURANCE TRUST
                               SEMI-ANNUAL REPORT
                           JUNE 30, 2012 (UNAUDITED)


FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO

For the two-month period ended June 30, 2012, the First Trust/Dow Jones Dividend & Income Allocation Portfolio (the "Fund") returned 0.20% versus -0.75% for the blended benchmark: 50% the Russell 3000(R) Index and 50% the Barclays U.S. Corporate Investment-Grade Index.

Since the inception of the Fund was May 1, 2012, the portfolio missed out on the first quarter, which saw U.S. equities post their best first quarter since 1998. Gains were fueled by growth in corporate profits, continued accommodative policy by the Federal Reserve, and generally strong economic data. Data turned more mixed and anxieties returned about the European debt situation in the second quarter and equities gave up some of their gains. Profit growth estimates also started to recede as the Chinese economy cooled and political events in both Europe and the U.S. conspired to send equities lower. Despite the tough second quarter, U.S. equities ended the first half of 2012 with respectable gains.

The equity portion of the Fund's portfolio has a quarterly rebalance in early January, April, July and October. Its objectives are capital appreciation, below-market risk and above-market dividend yield. To accomplish these objectives, the selection process is focused on dividend strength, capital strength and price stability. This process resulted in overweight positions in Consumer Staples and Utilities stocks, while Energy, Information Technology and Telecommunication Services were underweight.

The Telecommunication Services sector was the biggest detractor from relative performance. While the Russell 3000(R) Index had less than a 3.00% weighting in the best-performing sector for the period, the Fund had no allocation to the sector. The Health Care sector was the only other of the ten sectors that detracted from relative performance, and only by a few basis points. This was due to stock selection. All other sectors had positive contribution to relative performance for the period.

The biggest contributor to relative performance over the period was the Consumer Staples sector. Flowers Foods, Inc., Brown-Forman Corp. and Lancaster Colony were the three largest individual stock contributors to sector outperformance. The Financials and the Information Technology sectors also contributed positive relative performance. The Financials sector benefited from avoiding JPMorgan Chase & Co. and Citigroup, Inc., two heavily weighted financials in the Russell 3000(R) Index that performed poorly for the period. Over-weighted selections in the portfolio, such as Allied World Assurance Co. Holdings and American Capital Agency Corp., also contributed positively to the sector's relative performance. The Information Technology sector benefited from avoiding Cisco Systems, Inc., QUALCOMM, Inc. and Hewlett-Packard Co., three larger technology weightings in the Russell 3000(R) Index that performed poorly for the period. Over-weighted selections in the portfolio, such as Maximus, Inc. and CA, Inc., also contributed positively to the sector's relative performance.

The Fund portfolio's top contributors to performance were Wal-Mart Stores, Inc., Maximus, Inc., PetSmart, Inc., Flowers Foods, Inc. and Brown-Forman Corp. The top detractors from performance were Nike, Inc., Garmin Ltd., Ralph Lauren Corp., Chimera Investment Corp. and Monro Muffler Brake, Inc.

As we look to the second half of 2012, equity valuations remain attractive. While election year politics and sluggish job and economic growth are likely to remain headlines in the near term, taking a longer term view reveals attractive valuations and opportunities for patient investors. The Fund's equity portfolio will remain consistent in its objectives of capital appreciation, below-market risk and above-market dividend yield.

The investment-grade corporate bond market had already provided investors with a solid return for the year-to-date period when the Fund was launched May 1st. The total return for the Barclays US Investment Grade Corporate Bond Index was 3.5% through the end of April. Generally strong economic data, an accommodative Federal Reserve, and improving balance sheets and profits on the part of U.S. corporations supported improved conditions for credit investors. These conditions gave way to risk aversion during May-June, due primarily to resurgence in the European debt crisis but also stemming from weaker than expected economic data and uncertainty about what legislation will look like following the November 6 general election in the U.S. Even with these worrisome factors that caused credit spreads to widen, corporate bond investors ended the period with positive total returns owing to the greater drop in Treasury benchmark yields.

The objective of the bond portion of the Fund's portfolio is to provide income and preserve capital through investing in a diverse allocation of investment-grade corporate bonds and bonds backed by the U.S. Government and its agencies. The Fund may also hold ETFs that invest in these types of securities when it is in the best interest of the Fund for purposes of efficient liquidity and diversification benefits as compared to that provided by transacting in bonds directly. Accordingly, the Fund's positions in three fixed-income ETFs was allocated strategically to accomplish these objectives and in a manner that approximates the risk profile of the fixed- income benchmark. For the holding period, the total return on the fixed-income portion of the portfolio was roughly equal to that of the benchmark.

During the holding period, interest rates fell and the yield curve flattened significantly. Because of concerns in the Euro bloc, investors across the globe sought the relative safety and liquidity of U.S. Treasuries. In this context, corporate bonds of better credit quality generally outperformed those of lower credit quality. Longer duration corporate bonds had better total returns overall due to the drop in yields (although the excess returns were less owing to the effect of wider credit spreads). As one might expect, the defensive utility sector had the best total returns, followed by industrials. Financial sector bonds ended the holding period with the best excess returns following a late June rally.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS - (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST VARIABLE INSURANCE TRUST
                               SEMI-ANNUAL REPORT
                           JUNE 30, 2012 (UNAUDITED)


FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO (CONTINUED)

Looking into the second half of the year, the same concerns that caused the May-June risk flare still face bond investors now. With this backdrop, the Federal Reserve will most likely launch a third round of quantitative easing late in the third quarter. Also adding support to the bond market are the strong technical factors of very high demand for fixed-income securities amid low growth in the net amount of corporate bonds outstanding.



------------------------------------------------------------------------------------------------------------
RETURN COMPARISON                                                                 PERIOD ENDED JUNE 30, 2012


                                                                                         SINCE INCEPTION
                                                                INCEPTION DATE       CUMULATIVE TOTAL RETURN
First Trust/Dow Jones Dividend & Income Allocation Portfolio        5/1/12                    0.20%
Blended Benchmark (a)                                                                        -0.75%
Barclays U.S. Corporate Investment-Grade Index (b)                                            1.35%
Russell 3000(R) Index (c)                                                                    -2.99%
------------------------------------------------------------------------------------------------------------


(a) The Blended Benchmark return is a 50/50 split between the Russell 3000(R) Index and the Barclays U.S. Corporate Investment-Grade Index returns.

(b) Barclays U.S. Corporate Investment-Grade Index measures the performance of investment grade U.S. corporate bonds. The index includes all publicly issued, dollar-denominated corporate bonds with a minimum of $250 million par outstanding that are investment grade-rated (Baa3/BBB- or higher). The index excludes bonds having less than one year to final maturity as well as floating rate bonds, non-registered private placements, structured notes, hybrids, and convertible securities (Bloomberg).

(c) The Russell 3000(R) Index is composed of 3,000 large U.S. companies, as determined by market capitalization. This index represents approximately 98% of the investable U.S. equity market. (Bloomberg). (The index reflects no deduction for fees, expenses or taxes.)

The return for the Fund does not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall return shown.



                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                          May 1, 2012 - June 30, 2012

               First Trust/Dow Jones Dividend &         Blended
               Income Allocation Portfolio              Benchmark
5/1/2012       10000                                    10000
6/30/2012      10020                                    9925


------------------------------------------------------
                                            % OF TOTAL
TOP 10 HOLDINGS                            INVESTMENTS
------------------------------------------------------
iShares iBoxx Investment Grade
   Corporate Bond Fund                           34.3%
Vanguard Intermediate-Term Corporate Bond ETF    14.7
Vanguard Short-Term Corporate Bond ETF            1.3
Wal-Mart Stores, Inc.                             0.4
PetSmart, Inc.                                    0.4
Maximus, Inc.                                     0.4
Walt Disney (The) Co.                             0.4
Brown-Forman Corp.                                0.4
Techne Corp.                                      0.4
Reynolds American, Inc.                           0.4
------------------------------------------------------
     Total                                       53.1%
                                                 =====


------------------------------------------------------
                                            % OF TOTAL
SECTOR                                     INVESTMENTS
------------------------------------------------------
Common Stocks:
  Financials                                      8.6%
  Consumer Staples                                8.3
  Information Technology                          6.8
  Consumer Discretionary                          6.4
  Health Care                                     6.4
  Industrials                                     6.2
  Utilities                                       3.1
  Materials                                       2.3
  Energy                                          1.6
------------------------------------------------------
Total Common Stocks                              49.7
Exchange-Traded Funds                            50.3
                                                ------
     Total                                      100.0%
                                                ======

FIRST TRUST VARIABLE INSURANCE TRUST
UNDERSTANDING YOUR FUND EXPENSES
JUNE 30, 2012 (UNAUDITED)

As a shareholder of First Trust/Dow Jones Dividend & Income Allocation Portfolio, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (or since inception) and held through the period ended June 30, 2012.

ACTUAL EXPENSES

The first three columns of the following table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the third column under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The next three columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                                                                 HYPOTHETICAL
                                             ACTUAL EXPENSES                              (5% RETURN BEFORE EXPENSES)
                                ------------------------------------------  -------------------------------------------------------
                                                               EXPENSES                                     EXPENSES
                                  BEGINNING       ENDING     PAID DURING       BEGINNING       ENDING     PAID DURING      ANNUAL-
                                   ACCOUNT       ACCOUNT        PERIOD          ACCOUNT       ACCOUNT        PERIOD         IZED
                                    VALUE         VALUE     05/01/2012 (a)-      VALUE         VALUE     05/01/2012 (a)-   EXPENSE
                                05/01/2012 (a)  06/30/2012  06/30/2012 (b)   05/01/2012 (a)  06/30/2012  06/30/2012 (b)   RATIO (c)
                                --------------  ----------  --------------   --------------  ----------  --------------   ---------

First Trust/Dow Jones
   Dividend & Income
   Allocation Portfolio..         $ 1,000.00    $ 1,002.00    $     2.00       $ 1,000.00    $ 1,018.90    $     6.02       1.20%



(a)   Inception Date.

(b) Expenses are equal to the annualized expense ratio multiplied by the average account value over the period (May 1, 2012 through June 30, 2012), multiplied by 61/366 (to reflect the one-half year period). Hypothetical expenses are assumed for the most recent fiscal half-year.

(c)   The expense ratio reflects an expense cap.

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2012 (UNAUDITED)


   SHARES                                     DESCRIPTION                                        VALUE
-----------  ------------------------------------------------------------------------------  -------------
COMMON STOCKS - 46.2%

             AEROSPACE & DEFENSE - 1.8%
        160  General Dynamics Corp. .......................................................  $      10,554
        147  L-3 Communications Holdings, Inc. ............................................         10,879
        119  Lockheed Martin Corp. ........................................................         10,363
        171  Northrop Grumman Corp. .......................................................         10,908
        198  Raytheon Co. .................................................................         11,205
        131  United Technologies Corp. ....................................................          9,894
                                                                                             -------------
                                                                                                    63,803
                                                                                             -------------
             AIR FREIGHT & LOGISTICS - 0.3%
        180  CH Robinson Worldwide, Inc. ..................................................         10,535
                                                                                             -------------
             BEVERAGES - 1.3%
        125  Brown-Forman Corp. ...........................................................         12,106
        141  Coca-Cola (The) Co. ..........................................................         11,025
        259  Molson Coors Brewing Co. .....................................................         10,777
        163  PepsiCo, Inc. ................................................................         11,518
                                                                                             -------------
                                                                                                    45,426
                                                                                             -------------
             CAPITAL MARKETS - 0.6%
        534  SEI Investments Co. ..........................................................         10,621
        171  T. Rowe Price Group, Inc. ....................................................         10,766
                                                                                             -------------
                                                                                                    21,387
                                                                                             -------------
             CHEMICALS - 1.2%
        127  Air Products & Chemicals, Inc. ...............................................         10,253
        179  International Flavors & Fragrances, Inc. .....................................          9,809
         94  Praxair, Inc. ................................................................         10,221
        152  Sigma-Aldrich Corp. ..........................................................         11,237
                                                                                             -------------
                                                                                                    41,520
                                                                                             -------------
             COMMERCIAL BANKS - 0.6%
        188  BOK Financial Corp. ..........................................................         10,942
        234  Westamerica Bancorp. .........................................................         11,042
                                                                                             -------------
                                                                                                    21,984
                                                                                             -------------
             COMMERCIAL SERVICES & SUPPLIES - 0.6%
        508  Healthcare Services Group, Inc. ..............................................          9,845
        508  Rollins, Inc. ................................................................         11,364
                                                                                             -------------
                                                                                                    21,209
                                                                                             -------------
             COMMUNICATIONS EQUIPMENT - 0.3%
        237  Harris Corp. .................................................................          9,918
                                                                                             -------------
             CONTAINERS & PACKAGING - 0.6%
        197  Aptargroup, Inc. .............................................................         10,057
        258  Ball Corp. ...................................................................         10,591
                                                                                             -------------
                                                                                                    20,648
                                                                                             -------------
             DISTRIBUTORS - 0.3%
        166  Genuine Parts Co. ............................................................         10,002
                                                                                             -------------


                       See Notes to Financial Statements                  Page 7

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2012 (UNAUDITED)


   SHARES                                     DESCRIPTION                                        VALUE
-----------  ------------------------------------------------------------------------------  -------------
COMMON STOCKS - (CONTINUED)

             DIVERSIFIED CONSUMER SERVICES - 0.6%
        337  DeVry, Inc. ..................................................................  $      10,437
        734  H&R Block, Inc. ..............................................................         11,729
                                                                                             -------------
                                                                                                    22,166
                                                                                             -------------
             ELECTRIC UTILITIES - 0.6%
        263  Cleco Corp. ..................................................................         11,001
        276  Exelon Corp. .................................................................         10,383
                                                                                             -------------
                                                                                                    21,384
                                                                                             -------------
             ELECTRICAL EQUIPMENT - 0.3%
        106  Roper Industries, Inc. .......................................................         10,450
                                                                                             -------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.9%
        186  Amphenol Corp., Class A ......................................................         10,215
        751  Corning, Inc. ................................................................          9,710
        395  National Instruments Corp. ...................................................         10,610
                                                                                             -------------
                                                                                                    30,535
                                                                                             -------------
             FOOD & STAPLES RETAILING - 1.6%
        123  Costco Wholesale Corp. .......................................................         11,685
        242  CVS Caremark Corp. ...........................................................         11,309
        373  Sysco Corp. ..................................................................         11,119
        182  Wal-Mart Stores, Inc. ........................................................         12,689
        308  Walgreen Co. .................................................................          9,111
                                                                                             -------------
                                                                                                    55,913
                                                                                             -------------
             FOOD PRODUCTS - 2.9%
        321  Campbell Soup Co. ............................................................         10,715
        417  Conagra Foods, Inc. ..........................................................         10,813
        503  Flowers Foods, Inc. ..........................................................         11,685
        278  General Mills, Inc. ..........................................................         10,714
        202  H.J. Heinz Co. ...............................................................         10,985
        371  Hormel Foods Corp. ...........................................................         11,286
        213  Kellogg Co. ..................................................................         10,507
        164  Lancaster Colony Corp. .......................................................         11,678
        194  McCormick & Co., Inc. ........................................................         11,766
                                                                                             -------------
                                                                                                   100,149
                                                                                             -------------
             GAS UTILITIES - 1.0%
        250  New Jersey Resources Corp. ...................................................         10,903
        545  Questar Corp. ................................................................         11,369
        219  South Jersey Industries, Inc. ................................................         11,162
                                                                                             -------------
                                                                                                    33,434
                                                                                             -------------
             HEALTH CARE EQUIPMENT & SUPPLIES - 1.5%
        194  Baxter International, Inc. ...................................................         10,311
        137  Becton, Dickinson & Co. ......................................................         10,241
        195  Covidien plc .................................................................         10,432
        282  Medtronic, Inc. ..............................................................         10,922
        198  Stryker Corp. ................................................................         10,910
                                                                                             -------------
                                                                                                    52,816
                                                                                             -------------


Page 8                 See Notes to Financial Statements

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2012 (UNAUDITED)


   SHARES                                     DESCRIPTION                                        VALUE
-----------  ------------------------------------------------------------------------------  -------------
COMMON STOCKS - (CONTINUED)

             HEALTH CARE PROVIDERS & SERVICES - 2.2%
        245  Aetna, Inc. ..................................................................  $       9,499
        288  AmerisourceBergen Corp. ......................................................         11,333
        255  Cardinal Health, Inc. ........................................................         10,710
        178  Chemed Corp. .................................................................         10,758
        118  McKesson Corp. ...............................................................         11,062
        370  Owens & Minor, Inc. ..........................................................         11,333
        192  UnitedHealth Group, Inc. .....................................................         11,232
                                                                                             -------------
                                                                                                    75,927
                                                                                             -------------
             HOTELS, RESTAURANTS & LEISURE - 0.9%
        284  Bob Evans Farms, Inc. ........................................................         11,417
        215  Darden Restaurants, Inc. .....................................................         10,886
        110  McDonald's Corp. .............................................................          9,738
                                                                                             -------------
                                                                                                    32,041
                                                                                             -------------
             HOUSEHOLD DURABLES - 0.3%
        228  Garmin, Ltd. .................................................................          8,730
                                                                                             -------------
             HOUSEHOLD PRODUCTS - 1.3%
        212  Church & Dwight Co., Inc. ....................................................         11,760
        109  Colgate-Palmolive Co. ........................................................         11,347
        137  Kimberly-Clark Corp. .........................................................         11,476
        169  Procter & Gamble (The) Co. ...................................................         10,351
                                                                                             -------------
                                                                                                    44,934
                                                                                             -------------
             INDUSTRIAL CONGLOMERATES - 0.6%
        121  3M Co. .......................................................................         10,841
        198  Danaher Corp. ................................................................         10,312
                                                                                             -------------
                                                                                                    21,153
                                                                                             -------------
             INSURANCE - 4.3%
        143  ACE, Ltd. ....................................................................         10,601
        149  Allied World Assurance Co. Holdings, AG ......................................         11,841
        278  American Financial Group, Inc. ...............................................         10,906
        395  Amtrust Financial Services, Inc. .............................................         11,735
        267  Assurant, Inc. ...............................................................          9,302
        147  Chubb Corp. ..................................................................         10,705
        267  Hanover Insurance Group (The), Inc. ..........................................         10,448
        337  HCC Insurance Holdings, Inc. .................................................         10,582
        239  Mercury General Corp. ........................................................          9,959
        155  PartnerRe, Ltd. ..............................................................         11,729
        186  Reinsurance Group of America, Inc. ...........................................          9,897
        157  RLI Corp. ....................................................................         10,707
        169  Travelers (The) Cos., Inc. ...................................................         10,789
        333  Validus Holdings, Ltd. .......................................................         10,666
                                                                                             -------------
                                                                                                   149,867
                                                                                             -------------
             IT SERVICES - 2.8%
        166  Accenture plc ................................................................          9,975
        194  Automatic Data Processing, Inc. ..............................................         10,798
        465  Broadridge Financial Solutions, Inc. .........................................          9,890
         52  International Business Machines Corp. ........................................         10,170



                       See Notes to Financial Statements                  Page 9

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2012 (UNAUDITED)


   SHARES                                     DESCRIPTION                                        VALUE
-----------  ------------------------------------------------------------------------------  -------------
COMMON STOCKS - (CONTINUED)

             IT SERVICES - (CONTINUED)
        317  Jack Henry & Associates, Inc. ................................................  $      10,943
        245  Maximus, Inc. ................................................................         12,679
        349  Paychex, Inc. ................................................................         10,962
        459  Total System Services, Inc. ..................................................         10,984
         87  Visa, Inc. ...................................................................         10,756
                                                                                             -------------
                                                                                                    97,157
                                                                                             -------------
             LEISURE EQUIPMENT & PRODUCTS - 0.6%
        293  Hasbro, Inc. .................................................................          9,924
        323  Mattel, Inc. .................................................................         10,478
                                                                                             -------------
                                                                                                    20,402
                                                                                             -------------
             LIFE SCIENCES TOOLS & SERVICES - 0.3%
        161  Techne Corp. .................................................................         11,946
                                                                                             -------------
             MACHINERY - 0.3%
        309  Donaldson Co., Inc. ..........................................................         10,311
                                                                                             -------------
             MEDIA - 0.7%
        239  John Wiley & Sons, Inc., Class A .............................................         11,709
        252  Walt Disney (The) Co. ........................................................         12,222
                                                                                             -------------
                                                                                                    23,931
                                                                                             -------------
             METALS & MINING - 0.3%
        140  Compass Minerals International, Inc. .........................................         10,679
                                                                                             -------------
             MULTILINE RETAIL - 0.6%
        160  Family Dollar Stores, Inc. ...................................................         10,637
        187  Target Corp. .................................................................         10,881
                                                                                             -------------
                                                                                                    21,518
                                                                                             -------------
             MULTI-UTILITIES - 1.3%
        469  CMS Energy Corp. .............................................................         11,022
        346  Public Service Enterprise Group, Inc. ........................................         11,245
        166  Sempra Energy ................................................................         11,434
        292  Wisconsin Energy Corp. .......................................................         11,554
                                                                                             -------------
                                                                                                    45,255
                                                                                             -------------
             OIL, GAS & CONSUMABLE FUELS - 1.5%
        101  Chevron Corp. ................................................................         10,656
        196  ConocoPhillips ...............................................................         10,952
        125  Exxon Mobil Corp. ............................................................         10,696
        118  Occidental Petroleum Corp. ...................................................         10,121
        245  World Fuel Services Corp. ....................................................          9,317
                                                                                             -------------
                                                                                                    51,742
                                                                                             -------------
             PHARMACEUTICALS - 1.9%
        173  Abbott Laboratories ..........................................................         11,153
        324  Bristol-Myers Squibb Co. .....................................................         11,648
        259  Eli Lilly and Co. ............................................................         11,114
        165  Johnson & Johnson ............................................................         11,148
        282  Medicis Pharmaceutical Corp. .................................................          9,630
        275  Merck & Co., Inc. ............................................................         11,481
                                                                                             -------------
                                                                                                    66,174
                                                                                             -------------


Page 10                See Notes to Financial Statements

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2012 (UNAUDITED)


   SHARES                                     DESCRIPTION                                        VALUE
-----------  ------------------------------------------------------------------------------  -------------
COMMON STOCKS - (CONTINUED)

             PROFESSIONAL SERVICES - 0.3%
        235  Equifax, Inc. ................................................................  $      10,951
                                                                                             -------------
             REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.2%
        344  American Capital Agency Corp. ................................................         11,562
        786  Capstead Mortgage Corp. ......................................................         10,933
      3,733  Chimera Investment Corp. .....................................................          8,810
        371  Hatteras Financial Corp. .....................................................         10,611
      1,461  MFA Mortgage Investments, Inc. ...............................................         11,527
         75  Public Storage ...............................................................         10,831
        237  Rayonier, Inc. ...............................................................         10,641
                                                                                             -------------
                                                                                                    74,915
                                                                                             -------------
             ROAD & RAIL - 1.2%
        201  Landstar System, Inc. ........................................................         10,396
        147  Norfolk Southern Corp. .......................................................         10,550
         96  Union Pacific Corp. ..........................................................         11,454
        456  Werner Enterprises, Inc. .....................................................         10,894
                                                                                             -------------
                                                                                                    43,294
                                                                                             -------------
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.4%
        303  Altera Corp. .................................................................         10,253
        276  Analog Devices, Inc. .........................................................         10,397
        381  Intel Corp. ..................................................................         10,154
        337  Texas Instruments, Inc. ......................................................          9,668
        296  Xilinx, Inc. .................................................................          9,937
                                                                                             -------------
                                                                                                    50,409
                                                                                             -------------
             SOFTWARE - 0.9%
        409  CA, Inc. .....................................................................         11,079
        103  FactSet Research Systems, Inc. ...............................................          9,573
        337  Microsoft Corp. ..............................................................         10,309
                                                                                             -------------
                                                                                                    30,961
                                                                                             -------------
             SPECIALTY RETAIL - 1.5%
        260  Monro Muffler Brake, Inc. ....................................................          8,642
        186  PetSmart, Inc. ...............................................................         12,682
        176  Ross Stores, Inc. ............................................................         10,995
        703  Staples, Inc. ................................................................          9,174
        258  TJX (The) Cos., Inc. .........................................................         11,076
                                                                                             -------------
                                                                                                    52,569
                                                                                             -------------
             TEXTILES, APPAREL & LUXURY GOODS - 0.5%
         96  NIKE, Inc., Class B ..........................................................          8,427
         63  Ralph Lauren Corp. ...........................................................          8,824
                                                                                             -------------
                                                                                                    17,251
                                                                                             -------------
             THRIFTS & MORTGAGE FINANCE - 0.3%
        616  Washington Federal, Inc. .....................................................         10,404
                                                                                             -------------


                       See Notes to Financial Statements                 Page 11

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2012 (UNAUDITED)


   SHARES                                     DESCRIPTION                                        VALUE
-----------  ------------------------------------------------------------------------------  -------------
COMMON STOCKS - (CONTINUED)

             TOBACCO - 0.7%
        336  Altria Group, Inc. ...........................................................  $      11,609
        265  Reynolds American, Inc. ......................................................         11,890
                                                                                             -------------
                                                                                                    23,499
                                                                                             -------------
             TRADING COMPANIES & DISTRIBUTORS - 0.3%
         52  W.W. Grainger, Inc. ..........................................................          9,945
                                                                                             -------------

             TOTAL COMMON STOCKS ..........................................................      1,609,244
             (Cost $1,575,498)                                                               -------------

EXCHANGE-TRADED FUNDS - 46.8%

      9,436  iShares iBoxx Investment Grade Corporate Bond Fund ...........................      1,110,240
      5,609  Vanguard Intermediate-Term Corporate Bond ETF ................................        477,158
        542  Vanguard Short-Term Corporate Bond ETF .......................................         42,899
                                                                                             -------------
             TOTAL EXCHANGE-TRADED FUNDS ..................................................      1,630,297
             (Cost $1,616,298)                                                               -------------

             TOTAL INVESTMENTS - 93.0%.....................................................      3,239,541
             (Cost $3,191,796) (a)

             NET OTHER ASSETS AND LIABILITIES - 7.0%.......................................        242,732
                                                                                             -------------
             NET ASSETS - 100.0%...........................................................  $   3,482,273
                                                                                             =============

(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $60,879 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $13,134.


VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                         LEVEL 2       LEVEL 3
                                                           TOTAL          LEVEL 1       SIGNIFICANT  SIGNIFICANT
                                                          VALUE AT         QUOTED       OBSERVABLE   UNOBSERVABLE
                                                         6/30/2012         PRICES         INPUTS        INPUTS
                                                        ------------    ------------    ----------    ----------
Common Stocks*.......................................   $  1,609,244    $  1,609,244    $       --    $       --
Exchange-Traded Funds................................      1,630,297       1,630,297            --            --
                                                        ------------    ------------    ----------    ----------
TOTAL INVESTMENTS....................................   $  3,239,541    $  3,239,541    $       --    $       --
                                                        ============    ============    ==========    ==========

* See the Portfolio of Investments for industry breakout.

There were no transfers between levels at June 30, 2012.


Page 12                See Notes to Financial Statements

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2012 (UNAUDITED)


ASSETS:
Investments, at value
    (Cost $3,191,796)..........................................................................      $  3,239,541
Cash...........................................................................................           267,040
Prepaid expenses...............................................................................               989
Receivables:
   Fund Shares sold............................................................................           104,251
   From Investment Advisor.....................................................................            15,741
   Dividends...................................................................................             4,586
   Interest....................................................................................                27
                                                                                                     ------------
     Total Assets..............................................................................         3,632,175
                                                                                                     ------------

LIABILITIES:
Payables:
   Investment securities purchased.............................................................           124,888
   Audit fees..................................................................................             7,221
   Administrative fees.........................................................................             5,417
   Legal fees..................................................................................             4,150
   Custodian fees..............................................................................             2,697
   Transfer agent fees.........................................................................             2,000
   Printing fees...............................................................................             1,244
   Financial reporting fees....................................................................               771
   12b-1 service fees..........................................................................               530
   Administrative services fees................................................................               508
   Fund Shares redeemed........................................................................               122
Other liabilities..............................................................................               354
                                                                                                     ------------
     Total Liabilities.........................................................................           149,902
                                                                                                     ------------
NET ASSETS.....................................................................................      $  3,482,273
                                                                                                     ============
NET ASSETS CONSIST OF:
Paid-in capital................................................................................      $  3,428,141
Accumulated net investment income (loss).......................................................             6,387
Net unrealized appreciation (depreciation) on investments .....................................            47,745
                                                                                                     ------------
NET ASSETS.....................................................................................      $  3,482,273
                                                                                                     ============
NET ASSET VALUE, offering price and redemption price of Shares
     outstanding (Net Assets/Shares outstanding)...............................................      $      10.02
                                                                                                     ============
Number of Shares outstanding...................................................................           347,527
                                                                                                     ============



                       See Notes to Financial Statements                 Page 13

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2012 (UNAUDITED) (a)


INVESTMENT INCOME:
Dividends......................................................................................     $       9,783
Interest.......................................................................................                27
                                                                                                    -------------
   Total investment income.....................................................................             9,810
                                                                                                    -------------
EXPENSES:
Administrative fees............................................................................            10,833
Audit fees.....................................................................................             7,221
Legal fees.....................................................................................             4,150
Transfer agent fees............................................................................             4,000
Trustees' fees and expenses....................................................................             3,021
Custodian fees.................................................................................             2,697
Investment advisory fees.......................................................................             1,711
Financial reporting fees.......................................................................             1,542
Printing fees..................................................................................             1,245
12b-1 service fees.............................................................................               713
Administrative services fees...................................................................               509
Other..........................................................................................               415
                                                                                                    -------------
   Total expenses..............................................................................            38,057
   Less fees waived and expenses reimbursed by the investment advisor..........................           (34,634)
                                                                                                    -------------
   Net expenses................................................................................             3,423
                                                                                                    -------------
NET INVESTMENT INCOME (LOSS)...................................................................             6,387
                                                                                                    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on investments.....................................................                --
   Net change in unrealized appreciation (depreciation) on investments.........................            47,745
                                                                                                    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)........................................................            47,745
                                                                                                    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS................................     $      54,132
                                                                                                    =============

---------------------------------------
(a)   The Fund was seeded on April 12, 2012 and commenced operations on May 1,
      2012.


Page 14                See Notes to Financial Statements

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS


                                                                                   PERIOD
                                                                                    ENDED
                                                                                6/30/2012 (a)
                                                                                 (UNAUDITED)
                                                                                ------------
OPERATIONS:
Net investment income (loss).................................................   $      6,387
Net realized gain (loss).....................................................             --
Net change in unrealized appreciation (depreciation).........................         47,745
                                                                                ------------
Net increase (decrease) in net assets resulting from operations..............         54,132
                                                                                ------------

CAPITAL TRANSACTIONS:
Proceeds from Shares sold....................................................      4,084,100
Cost of Shares redeemed......................................................       (655,959)
                                                                                ------------
Net increase (decrease) in net assets resulting from capital transactions ...      3,428,141
                                                                                ------------
Total increase (decrease) in net assets......................................      3,482,273


NET ASSETS:
Beginning of period..........................................................             --
                                                                                ------------
End of period................................................................   $  3,482,273
                                                                                ============

CAPITAL TRANSACTIONS WERE AS FOLLOWS:
Shares at beginning of period................................................             --
Shares sold..................................................................        413,650
Shares redeemed..............................................................        (66,123)
                                                                                ------------
Shares at end of period......................................................        347,527
                                                                                ============

---------------------------------------
(a)   The Fund was seeded on April 12, 2012 and commenced operations on May 1,
      2012.

                       See Notes to Financial Statements                 Page 15

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                  PERIOD
                                                   ENDED
                                               6/30/2012 (a)
                                                (UNAUDITED)
                                              --------------
Net asset value, beginning of period.......    $     10.00
                                               -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)...........           0.04
Net realized and unrealized gain (loss)....          (0.02)
                                               -----------
Total from investment operations...........           0.02
                                               -----------
Net asset value, end of period.............    $     10.02
                                               ===========
Total return (c) (d).......................           0.20%
                                               ===========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).......    $     3,482
Ratio of expenses to average net assets
  without fee waivers and expenses reimbursed        13.34%(e)
Ratio of expenses to average net assets....           1.20%(e)
Ratio of net investment income (loss)
  to average net assets....................           2.24%(e)
Portfolio turnover rate....................              0%

__________________________________________________________


(a)  The Fund was seeded on April 12, 2012 and commenced operations on May 1,
     2012.
(b)  Per Share values have been calculated using the average share method.
(c) Total return is based on the combination of reinvested dividends, capital gain and return of capital distributions, if any. Total return is not annualized for periods less than one year. The return for the Fund does not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall return above.
(d) The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(e)  Annualized.



Page 16              See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                      FIRST TRUST VARIABLE INSURANCE TRUST
                           JUNE 30, 2012 (UNAUDITED)


                              1. FUND DESCRIPTION

First Trust Variable Insurance Trust (the "Trust") is an open-end investment company organized as a non-diversified Massachusetts business trust on December 14, 2011 and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers shares of one fund, First Trust/Dow Jones Dividend & Income Allocation Portfolio (the "Fund"). Shares of the Fund are sold only to variable insurance accounts (each an "Account") to fund the benefits of the variable annuity and variable life insurance contracts (the "Contracts") issued by life insurance companies writing variable annuity contracts and variable life insurance contracts (each a "Participating Insurance Company").

The Fund seeks to achieve its investment objective by investing, under normal market conditions, approximately 40-60% of its net assets in equity securities and approximately 40-60% of its net assets in fixed income securities at the time of purchase. The equity portion of the portfolio will be derived from a quantitative process that seeks to provide total return through investing generally in dividend paying stocks included in the Dow Jones U.S. Total Stock Market Index(SM). First Trust reserves the right to over-weight, under-weight or exclude certain securities from the Fund that would otherwise be selected pursuant to the quantitative process in certain instances.

The fixed income component seeks to provide income and preserve capital through investing in a diversified investment grade bond portfolio. Investment grade bonds are those bonds rated "BBB-" or higher by Standard & Poor's Financial Services LLC or Fitch, Inc. or "Baa3" or higher by Moody's Investors Service, Inc. at the time of purchase. Under normal market conditions, at the time of purchase approximately 80% of the net assets of the Fund allocated to corporate bonds will be invested in: investment grade bonds included in the Dow Jones(R) Corporate Bond Index (the "Bond Index") and other investment grade bonds of issuers whose securities are included in the Bond Index; and investment grade bonds of issuers included in the Dow Jones(R) Industrial Index (the "Dow 30"). The Fund may also invest in U.S. government and agency securities, including mortgage-backed securities. The Fund may, at certain times, also hold exchange-traded funds ("ETFs") that invest in investment grade corporate bonds and U.S. government bonds in lieu of investing directly in bonds.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of each Share is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid, and any borrowings of the Fund) by the total number of Shares outstanding.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. All securities and other assets of the Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation. The following securities, for which accurate and reliable market quotations are readily available, will be valued as follows:

         Common stocks and other securities listed on any national or foreign exchange (excluding the NASDAQ National Market ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded. If there are no transactions on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

         Securities listed on the NASDAQ or the AIM are valued at the official closing price. If there is no official closing price on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

         Securities traded in the over-the-counter market are valued at their closing bid prices.

Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.



                                                                         Page 17
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                      FIRST TRUST VARIABLE INSURANCE TRUST
                           JUNE 30, 2012 (UNAUDITED)


All market quotations used in valuing the Fund's securities will be obtained from a third party pricing service. If no quotation is received from a pricing service, attempts will be made to obtain one or more broker quotes for the security. In the event the pricing service does not provide a valuation, broker quotations are not readily available, or the valuations received are deemed unreliable, the Trust's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities. Additionally, if events occur after the close of the principal markets for certain securities (e.g., domestic debt and foreign securities) that could materially affect the Fund's NAV, First Trust will use a fair value method to value the Fund's securities. The use of fair value pricing is governed by valuation procedures adopted by the Trust's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. Fair valuation of a security will be based on the consideration of all available information, including, but not limited to, the following:

         1) the type of security;
         2) the size of the holding;
         3) the initial cost of the security;
         4) transactions in comparable securities;
         5) price quotes from dealers and/or pricing services;
         6) relationships among various securities;
         7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
         8) an analysis of the issuer's financial statements; and
         9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

         1) the value of similar foreign securities traded on other foreign markets;
         2) ADR trading of similar securities;
         3) foreign currency exchange activity;
         4) the trading prices of financial products that are tied to baskets of foreign securities;
         5) factors relating to the event that precipitated the pricing problem;
         6) whether the event is likely to recur; and
         7) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

         o Quoted prices for similar investments in active markets.
         o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
         o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
         o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of June 30, 2012 is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, including amortization of premiums and accretion of discounts.


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                      FIRST TRUST VARIABLE INSURANCE TRUST
                           JUNE 30, 2012 (UNAUDITED)


C. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Distributions from net investment income, if any, are declared and paid annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders at least annually. All dividends payable by the Fund will be reinvested in the Fund.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some point in the future.

D. INCOME TAXES:

The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. The Fund intends to comply with the provisions of Section 817(h) of the Internal Revenue Code, which impose certain diversification requirements upon variable contracts that are based on segregated asset accounts. Accordingly, no provision has been made for federal or state income taxes.

The Fund intends to utilize provisions of the federal income tax laws which allow it to carry realized capital losses forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. As of June 30, 2012, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

E. EXPENSES:

The Fund will pay all expenses directly related to its operations.

Each Participating Insurance Company performs certain administrative services for the Fund, its Account and the variable annuity and variable life insurance Contracts. The Fund pays an administrative services fee of 0.20% of average daily net assets to cover expenses incurred by the Participating Insurance Company in connection with these services.

First Trust has entered into various licensing agreements, which allow First Trust to use certain trademarks and trade names of the applicable licensors (see Licensing Information in the Additional Information section of this report). The Fund is a sub-licensee to these license agreements and is required to pay licensing fees.

              3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust provides the Fund with discretionary investment services and certain administrative services necessary for the management of the Fund. For its investment advisory and management services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.60% of the Fund's average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250.

First Trust has agreed to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 1.20% (the "Expense Cap") of its average daily net assets per year at least until May 1, 2014. Expenses borne and fees waived by First Trust are subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred by the Fund, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding the Expense Cap. These amounts would be included in "Expenses previously waived or reimbursed" on the Statement of Operations. The advisory fee waivers and expense reimbursements for the period ended June 30, 2012 and the expenses borne by First Trust subject to recovery from the Fund at June 30, 2012 are as follows:

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                      FIRST TRUST VARIABLE INSURANCE TRUST
                           JUNE 30, 2012 (UNAUDITED)


                                               EXPENSES SUBJECT TO RECOVERY
                                        ________________________________________
     ADVISORY FEE         EXPENSE         PERIOD ENDED
        WAIVER         REIMBURSEMENT      JUNE 30, 2012                TOTAL
     ____________     ______________     ______________          _______________
     $      1,711       $    32,923       $    34,634              $    34,634

BNY Mellon Investment Servicing (US) Inc. serves as the Fund's Administrator, Fund Accountant and Transfer Agent in accordance with certain fee arrangements. The Bank of New York Mellon serves as the Fund's Custodian in accordance with certain fee arrangements.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustee") is paid an annual retainer of $125,000 per year and an annual per fund fee of $4,000 for each closed-end fund or other actively managed fund and $1,000 for each index fund in the First Trust Fund Complex. The fixed annual retainer is allocated pro rata among each fund in the First Trust Fund Complex based on net assets.

Additionally, the Lead Independent Trustee is paid $15,000 annually, the Chairman of the Audit Committee is paid $10,000 annually, and each of the Chairmen of the Nominating and Governance Committee and the Valuation Committee is paid $5,000 annually to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and each Committee chairman will serve two-year terms before rotating to serve as chairman of another committee or as Lead Independent Trustee. The officers and "Interested" Trustee receive no compensation from the Fund for acting in such capacities.

                             4. 12B-1 SERVICE PLAN

The Trust has adopted a plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act, which provides that Shares of the Fund will be subject to an annual service fee.

First Trust Portfolios L.P. ("FTP") serves as the selling agent and distributor of Shares of the Fund. In this capacity, FTP manages the offering of the Fund's Shares and is responsible for all sales and promotional activities. The Plan reimburses FTP for its costs in connection with these activities. FTP also uses the service fee to compensate each Participating Insurance Company for providing account services to policy owners. These services include establishing and maintaining Contract owners' accounts, supplying information to Contract owners, delivering Fund materials to Contract owners, answering inquiries, and providing other personal services to Contract owners. The Fund may spend up to 0.25% per year of the average daily net assets of its Shares as a service fee under the Plan. In addition, the Plan permits First Trust to use a portion of its advisory fee to compensate FTP for expenses incurred in connection with the sale of the Fund's Shares including, without limitation, compensation of its sales force, expenses of printing and distributing the Prospectus to persons other than shareholders or Contract owners, expenses of preparing, printing and distributing advertising and sales literature and reports to shareholders and Contract owners used in connection with the sale of the Fund's Shares, certain other expenses associated with the servicing of Shares of the Fund, and any service-related expenses that may be authorized from time to time by the Board of Trustees.

During the period ended June 30, 2012, all service fees received by FTP were paid to the Participating Insurance Companies, with no portion of such fees retained by FTP. The Plan may be renewed from year to year if approved by a vote of the Trust's Board of Trustees and a vote of the Independent Trustees, who have no direct or indirect financial interest in the Plan, cast in person at a meeting called for the purpose of voting on the Plan.

                      5. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the period ended June 30, 2012 were $3,191,796 and $0, respectively.

                               6. INDEMNIFICATION

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                             7. RISK CONSIDERATIONS

Risks are inherent in all investing. The following summarizes some of the risks that should be considered for the Fund. For additional information about the risks associated with investing in the Fund, please see the Fund's prospectus and statement of additional information, as well as other regulatory filings.

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                      FIRST TRUST VARIABLE INSURANCE TRUST
                           JUNE 30, 2012 (UNAUDITED)


EQUITY SECURITIES RISK: There is the risk that the value or price of a particular stock or other equity or equity-related security owned by the Fund could go down and you could lose money. In addition to an individual stock losing value, the value of the equity markets or a sector of those markets in which the Fund invests could go down.

SMALLER COMPANY RISK: The Fund invests in small and/or mid-capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

FIXED INCOME SECURITIES RISK: Investment in fixed income securities involves a variety of risks, including the risk that an issuer or guarantor of a security will be unable to pay some or all of the principal and interest when due (credit risk); the risk that the Fund may not be able to sell some or all of the securities its holds, either at the price at which it values the security or at any price (liquidity risk); and the risk that the rates of interest income generated by the fixed income investments of the Fund may decline due to a decrease in market interest rates and that the market prices of the fixed income investments of the Fund may decline due to an increase in market interest rates (interest rate risk).

MARKET AND MANAGEMENT RISK: Markets in which the Fund invests may experience volatility and go down in value, and possibly sharply and unpredictably. All decisions by the Advisor require judgment and are based on imperfect information. Additionally, the investment techniques, risk analysis and investment strategies used by the Advisor in making investment decisions for the Fund may not produce the desired results.

ETF RISK: ETFs in which the Fund may invest are index funds bought and sold on a securities exchange. An ETF trades like a common stock and represents a portfolio of securities designed to track a particular market index. The ETFs in which the Fund may invest will generally track a corporate or government bond index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

MORTGAGE-BACKED SECURITIES AND PREPAYMENT RISK: Unscheduled or early payments of principal and interest on the mortgages underlying mortgage-backed securities in which the Fund may invest may make the securities' effective maturity shorter than stated. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. In addition, mortgage-backed securities are subject to prepayment risk, the risk that borrowers may pay off their mortgages sooner than expected, particularly when interest rates decline.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

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ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                      FIRST TRUST VARIABLE INSURANCE TRUST
                           JUNE 30, 2012 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                             LICENSING INFORMATION

The Dow Jones(R) U.S. Corporate Bond Index(SM), Dow Jones(R) Industrial Index, and Dow Jones(R) U.S. Total Stock Market Index are products of Dow Jones Indexes, the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"), and has been licensed for use. "Dow Jones(R)", the Dow Jones(R) U.S. Corporate Bond Index(SM), Dow Jones(R) Industrial Index, and Dow Jones(R) U.S. Total Stock Market Index and "Dow Jones Indexes" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed for use for certain purposes by First Trust. Dow Jones, CME Indexes and their respective affiliates have no relationship to First Trust, other than the licensing of the Dow Jones(R) U.S. Corporate Bond Index(SM), Dow Jones(R) Industrial Index, and Dow Jones(R) U.S. Total Stock Market Index and their respective service marks for use in connection with the Fund.

Dow Jones, CME Indexes and their respective affiliates do not:

       o   Sponsor, endorse, sell or promote the Fund.

       o   Recommend that any person invest in the Fund.

       o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Fund.

       o Have any responsibility or liability for the administration, management or marketing of the Fund.

       o Consider the needs of the Fund or the owners of the Fund in determining, composing or calculating the Dow Jones(R) U.S. Corporate Bond Index(SM), Dow Jones(R) Industrial Index, and Dow Jones(R) U.S. Total Stock Market Index or have any obligation to do so.

       o Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to the Fund currently being issued by First Trust, but which may be similar to and competitive with the Fund. In addition, CME Group Inc. and its affiliates actively trade financial products which are linked to the performance of the Dow Jones(R) U.S. Corporate Bond Index(SM), Dow Jones(R) Industrial Index, and Dow Jones(R) U.S. Total Stock Market Index. It is possible that this trading activity will affect the value of the Dow Jones(R) U.S. Corporate Bond Index(SM), Dow Jones(R) Industrial Index, and Dow Jones(R) U.S. Total Stock Market Index and Fund.

Dow Jones, CME Indexes and their respective affiliates will not have any liability in connection with the Fund. Specifically,

       o Dow Jones, CME Indexes and their respective affiliates do not make any warranty, express or implied, and Dow Jones, CME Indexes and their respective affiliates disclaim any warranty about:

       o The results to be obtained by the Fund, the owner of the Fund or any other person in connection with the use of the Dow Jones(R) U.S. Corporate Bond Index(SM), Dow Jones(R) Industrial Index, and Dow Jones(R) U.S. Total Stock Market Index and the data included in the Dow Jones(R) U.S. Corporate Bond Index(SM), Dow Jones(R) Industrial Index, and Dow Jones(R) U.S. Total Stock Market Index;

       o The accuracy or completeness of the Dow Jones(R) U.S. Corporate Bond Index(SM), Dow Jones(R) Industrial Index, and Dow Jones(R) U.S. Total Stock Market Index or its data;

       o The merchantability and the fitness for a particular purpose or use of the Dow Jones(R) U.S. Corporate Bond Index(SM), Dow Jones(R) Industrial Index, and Dow Jones(R) U.S. Total Stock Market Index or its data;

       o Dow Jones, CME Indexes and/or their respective affiliates will have no liability for any errors, omissions or interruptions in the Dow Jones(R) U.S. Corporate Bond Index(SM), Dow Jones(R) Industrial Index, and Dow Jones(R) U.S. Total Stock Market Index or its data;

       o Under no circumstances will Dow Jones, CME Indexes and/or their respective affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if they know that they might occur.

The licensing relating to the use of the indexes and trademarks referred to above by First Trust is solely for the benefit of First Trust, and not for any other third parties.


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                      FIRST TRUST VARIABLE INSURANCE TRUST
                           JUNE 30, 2012 (UNAUDITED)


                        INVESTMENT MANAGEMENT AGREEMENT

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

The Board of Trustees of the First Trust Variable Insurance Trust (the "Trust"), including the Independent Trustees, approved the Investment Management Agreement (the "Agreement") with First Trust Advisors L.P. ("First Trust") for the First Trust/Dow Jones Dividend & Income Allocation Fund (the "Fund") for an initial two-year term at a meeting held on March 11-12, 2012. The Board of Trustees determined that the Agreement is in the best interests of the Fund in light of the services, expenses and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement, the Independent Trustees received a report from First Trust in advance of the Board meeting that, among other things, outlined the services to be provided by First Trust to the Fund (including the relevant personnel responsible for these services and their experience); the proposed advisory fee for the Fund as compared to fees charged by investment advisors to comparable funds and as compared to fees charged to other clients of First Trust; estimated expenses of the Fund as compared to expense ratios of comparable funds; the nature of expenses to be incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on First Trust; fall out benefits to First Trust and First Trust Portfolios L.P.; and a summary of First Trust's compliance program. The Independent Trustees also met separately with their independent legal counsel to discuss the information provided by First Trust. The Board applied its business judgment to determine whether the arrangement between the Trust and First Trust is a reasonable business arrangement from the Fund's perspective as well as from the perspective of shareholders.

In evaluating whether to approve the Agreement for the Fund, the Board considered the nature, extent and quality of services to be provided by First Trust under the Agreement. The Board noted that the Fund is the initial series of the Trust and considered the efforts expended by First Trust in organizing the Trust and making arrangements for other services to be provided to the Fund. The Board considered that First Trust employees provide management services to other funds in the First Trust fund complex with diligence and care. The Board also considered the compliance program that had been developed by First Trust and the skills of its employees who would be working with the Fund. While recognizing its limitations, the Board considered hypothetical back-tested data derived as if the respective portion of the Fund had followed the same strategy described for the Fund, but since the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of services to be provided to the Fund by First Trust under the Agreement are expected to be satisfactory.

The Board considered the advisory fees to be paid to First Trust under the Agreement, noting that First Trust would be compensated at an annual rate of 0.60% of the Fund's average daily net assets. The Board considered that First Trust agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the annual operating expenses of the Fund (excluding interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions and extraordinary expenses) from exceeding 1.20% of average daily net assets for the initial term of the Agreement. The Trustees noted that expenses borne by First Trust are proposed to be subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred, but no reimbursement payment would be made by the Fund if it would result in the Fund exceeding an expense ratio equal to the expense cap in place at the time the expenses were borne by First Trust. The Board considered the advisory fees charged by First Trust to similar funds and other non-fund clients, and noted that First Trust does not provide advisory services to institutional clients that have investment objectives and policies similar to the Fund's, other than to registered investment companies. The Board considered the fees charged by First Trust for providing advisory and sub-advisory services to other registered investment companies, noting that First Trust also charges an advisory fee of 0.60% of average daily net assets to each series of the First Defined Portfolio Fund, LLC, another variable insurance trust in the First Trust fund complex. The Board also noted that First Trust provides retail separate managed account investment advisory services to a variety of accounts that have investment objectives and policies similar to the Fund's and noted First Trust's standard fee for such services, as well as differences in the services to be provided to the Fund. The Board also reviewed fee data prepared by Lipper Inc. ("Lipper"), an independent source, comparing the Fund to a peer group selected by Lipper. In light of the information considered and the nature, extent and quality of services expected to be provided under the Agreement, the Board determined that the proposed advisory fee for the Fund was fair and reasonable.

The Board considered First Trust's statement that the proposed advisory fee was not structured to pass the benefits of any economies of scale on to shareholders as the Fund's assets grow. The Board noted that First Trust has continued to invest in personnel and infrastructure for the First Trust fund complex. The Board took the costs to be borne by First Trust in connection with its services to be performed under the Agreement into consideration and noted that First Trust was unable to estimate the profitability of the Agreement for the Fund to First Trust. The Board considered that First Trust had identified as a fall-out


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--------------------------------------------------------------------------------

                      FIRST TRUST VARIABLE INSURANCE TRUST
                           JUNE 30, 2012 (UNAUDITED)


benefit to First Trust and First Trust Portfolios L.P. their exposure to investors and brokers who, in the absence of the Fund, may have had no dealings with First Trust. The Independent Trustees noted that First Trust Portfolios L.P. would be compensated for services provided to the Fund through 12b-1 fees and that First Trust will receive compensation from the Trust for providing fund reporting services for the Fund pursuant to a separate Fund Reporting Services Agreement. The Board also noted that First Trust would not utilize soft dollars in connection with its management of the Fund's portfolio.

After discussion, the Board of Trustees, including the Independent Trustees, concluded that First Trust had the capabilities, resources and personnel necessary to manage the Fund. Based upon such information as it considered necessary to the exercise of its reasonable business judgment, the Board of Trustees unanimously concluded that it was in the best interests of the Fund to approve the Agreement. No single factor was determinative in the Board's analysis.


Page 24

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FIRST TRUST

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL  60187

ADMINISTRATOR,
FUND ACCOUNTANT &
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

CUSTODIAN
The Bank of New York Mellon
1 Wall Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603



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ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
             Section 302  of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
             Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               First Trust Variable Insurance Trust
                ----------------------------------------------------------

By (Signature and Title)*       /s/ Mark R. Bradley
                                ------------------------------------------------
                                Mark R. Bradley, President and
                                Chief Executive Officer
                                (principal executive officer)

Date   August 20th, 2012
      -----------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Mark R. Bradley
                                ------------------------------------------------
                                Mark R. Bradley, President and
                                Chief Executive Officer
                                (principal executive officer)

Date   August 20th, 2012
      -----------------------

By (Signature and Title)*       /s/ James M. Dykas
                                ------------------------------------------------
                                James M. Dykas, Treasurer,
                                Chief Financial Officer and
                                Chief Accounting Officer
                                (principal financial officer)

Date   August 20th, 2012
      -----------------------

* Print the name and title of each signing officer under his or her signature.